BUSINESS ACQUISITIONS AND DIVESTITURES - RIPPLE BRAND COLLECTIVE, LLC ASSETS ACQUIRED AND LIABILITIES ASSUMED ALLOCATION (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Apr. 26, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill	$ 821,061	$ 812,344		$ 684,252
Ripple Brand Collective, LLC [Member]
Business Acquisition [Line Items]
Goodwill			$ 128,110
Other current assets			12,375
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents			674
Current liabilities			(7,211)
Net assets acquired			285,374
Trademarks | Ripple Brand Collective, LLC [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			91,200
Other | Ripple Brand Collective, LLC [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles			$ 60,900